Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Borrowings
Schedule of borrowings

	December 31,	June 30,
	2020	2021
Amounts due within one year	109,673	109,673
Less: unamortized deferred loan issuance costs	(4,765)	(4,608)
Borrowings - current portion	104,908	105,065
Amounts due after one year	1,195,241	1,140,403
Less: unamortized deferred loan issuance costs	(14,606)	(12,324)
Borrowings - non-current portion	1,180,635	1,128,079
Total	1,285,543	1,233,144